Securities Act Registration No. 333-189008

Investment Company Act Registration No. 811-22572

As filed with the Securities and Exchange Commission on November 29, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

☒       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 8

and/or

☒        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 14

(Check appropriate box or boxes.)

Multi-Strategy Growth & Income Fund

(Exact Name of Registrant as Specified in Charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

CT Corporation System

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☒ On December 7 pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on October 3, 2018. Parts A, B and C of Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, as amended, filed on October 3, 2018, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois on the 30 day of November, 2018.

MULTI-STRATEGY GROWTH & INCOME FUND

By: /s/Jane Hong Shissler

Jane Hong Shissler

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
Michael S. Erikson*	Trustee
Nicholas Dalmaso*	Trustee
Jeffrey S. Murphy*	Trustee
John S. Emrich*	Trustee
Robert Watson*	President
Derek Mullins*	Chief Financial Officer and Treasurer

By: s/Jane Hong Shissler

Jane Hong Shissler November 30, 2018

*Attorney-in-Fact - Pursuant to Powers of Attorney